Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Total Revenues:	$ 0	$ 0	$ 0	$ 0
Expenses:
Research and development expenses	582,513	313,017	1,680,250	2,430,735
General and administrative	611,952	609,657	2,269,335	1,507,082
Total Expenses:	1,194,465	922,674	3,949,585	3,937,817
Loss from operations			(3,949,585)	(3,937,817)
Interest expense				(37,481)
Net loss	$ (1,194,465)	$ (922,674)	$ (3,949,585)	$ (3,975,298)
Basic and diluted loss per share	$ 0.00	$ 0.00	$ (0.02)	$ (0.04)
Weighted average common shares outstanding	245,353,270	211,419,937	232,616,649	95,884,524